Restricted Cash Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	$ 27,084	$ 18,155
Current restricted cash	26,858	1,995
Non-current restricted cash	226	16,160
Acquisition Agreements
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	26,250	17,850
Office Lease Agreements
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	226	287
Other Restricted Cash
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	$ 608	$ 18